SHARE-BASED COMPENSATION (Details 1) - Stock Options [Member]	1 Months Ended
	Mar. 31, 2021	Dec. 27, 2019	Apr. 27, 2018
Expected volatility	16.88%	17.80%	19.01%
Risk-free interest rate	0.089%	0.089%	0.089%
Dividend yield
Exercise term	8 years	8 years	8 years